UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09123

AMIDEX Funds, Inc.

(Exact name of registrant as specified in charter)

970 Rittenhouse Road	Eagleville, PA 19403
(Address of principal executive offices)	(Zip code)

M3Sixty Administration LLC
 4520 Main Street, Suite 1425
Kansas City, MO  64111

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.888.876.3566

Date of fiscal year end:   05/31/2016

Date of reporting period: 02/29/2016

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

AMIDEX FUNDS, INC.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

ISRAEL - 34.42%	Shares	Fair Value

COMMON STOCK - 34.42%

Banks - 11.89%
Bank Hapoalim BM	83,528	$409,291
Bank Leumi Le-Israel BM *	100,616	336,504
First International Bank Of Israel Ltd.	10,000	115,377
Israel Discount Bank Ltd. - Class A *	89,810	144,543
Mizrahi Tefahot Bank Ltd.	17,415	192,627
		1,198,342
Chemicals - 3.66%
Israel Chemicals Ltd.	95,335	368,928

Diversified Holdings - 2.38%
Delek Group Ltd.	864	138,656
Israel Corp Ltd.	708	100,920
		239,576
Food - 5.62%
Frutarom Industries Ltd.	4,300	222,383
Osem Investments Ltd. *	9,284	191,771
Strauss Group Ltd.	11,200	152,386
		566,540
Oil & Gas - 1.51%
Paz Oil Co. Ltd.	1,000	151,948

Real Estate - 5.76%
Azrieli Group Ltd.	8,300	301,625
Gazit-Globe Ltd.	18,000	141,435
Melisron Ltd.	4,200	137,022
		580,082
Telecommunications - 3.60%
Bezeq Israeli Telecommunication Corp. Ltd.	161,390	362,321

TOTAL COMMON STOCK - ISRAEL (Cost $2,978,584)		3,467,737

TOTAL ISRAEL (Cost $2,978,584)		3,467,737

AMIDEX FUNDS, INC.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

UNITED STATES - 65.81%	Shares	Fair Value

COMMON STOCK - 64.87%

Aerospace & Defense - 2.63%
Elbit Systems Ltd.	3,198	$264,698

Auto Parts & Equipment - 2.25%
Mobileye NV *	7,000	227,220

Building Materials - 1.47%
Caesarstone Sdot-Yam Ltd. *	4,000	148,320

Computers - 8.56%
Amdocs Ltd.	9,403	533,714
Electronics For Imaging, Inc. *	3,000	118,830
VeriFone Systems, Inc. *	8,800	210,232
		862,776
Electric - 2.01%
Ormat Technologies, Inc.	5,300	202,248

Pharmaceuticals - 29.65%
OPKO Health, Inc. *	37,000	344,100
Perrigo Co. PLC	7,500	946,875
Taro Pharmaceutical Industries Ltd. *	4,600	666,494
Teva Pharmaceutical Industries Ltd. - ADR	18,516	1,029,490
		2,986,959
Semiconductors- 3.11%
Mellanox Technologies Ltd. *	4,300	218,483
Tower Semiconductor Ltd. *	7,000	95,270
		313,753
Software - 12.81%
Check Point Software Technologies Ltd. *	10,395	863,513
CyberArk Software Ltd. *	3,500	131,145
Imperva, Inc. *	3,000	131,610
Verint Systems, Inc. *	4,621	164,184
		1,290,452
Telecommunications - 2.38%
NICE-Systems Ltd. - ADR	4,000	239,680

TOTAL COMMON STOCK - UNITED STATES (Cost $5,109,188)		6,536,106

AMIDEX FUNDS, INC.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

UNITED STATES - 65.81% (continued)	Shares	Fair Value

PARTNERSHIPS - 0.85%
Oil & Gas - 0.85%
Alon USA Partners LP	8,000	$85,920
TOTAL PARTNERSHIPS - UNITED STATES (Cost $79,334)		85,920

SHORT-TERM INVESTMENTS - 0.09%
Fidelity Institutional Money Market Portfolio, 0.30% **	8,941	8,941
TOTAL SHORT-TERM INVESTMENTS (Cost $8,941)		8,941

TOTAL UNITED STATES (Cost $5,135,060)		6,630,967

TOTAL INVESTMENTS (Cost $8,176,047) – 100.23%	778,024	10,098,704
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.23%)		(23,569)
NET ASSETS - 100%		10,075,135

* Non-income producing security.
** Rate shown represents the 7 day yield at February 29, 2016, is subject to change and resets daily.
ADR - American Depository Receipt.
BM - Beeravon Mugbal (Limited).
LP - Limited Partnership.
PLC - Public Limited Company.

The accompanying notes are an integral part of this schedule of investments.

AMIDEXTM Funds, Inc.

NOTES TO THE SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation—A portfolio security listed or traded on an exchange in domestic or international markets is valued at the last reported sale price of the primary exchange on which it trades before the time when the Fund values assets. Securities traded on more than one market are valued using the market identified as primary based on trading volume and activity. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. If there are no sales that day, such securities will be valued at the last bid price, if available. Other over-the-counter securities are valued at the last sale price, if published, or the last bid price, if available. Lacking any sales on the principal exchange that day, the security is valued at the last reported bid, if available and would be categorized as level 2. Debt securities with maturities of sixty days or less at the time of purchase are valued based on amortized cost which approximates fair value and would be categorized as level 2. Money market funds are valued at their asset value of $1.00 per share and are categorized as level 1. If market quotations are not readily available, or when the portfolio management team believes that a readily available market quotation or other valuation produced by the Fund’s valuation policies is not reliable, the Fund values the assets at fair value using procedures established by the Board of Directors. The Board members have delegated pricing authority to the fair valuation committee of the adviser, for certain pricing issues, as defined in the valuation procedures. Events affecting the value of securities that occur between the time prices are established and the New York Stock Exchange closes are not reflected in the calculation of net asset value unless the fair valuation committee decides that the event would materially affect the net asset value. If the event would materially affect the Fund’s net asset values, the security will be fair valued by the fair valuation committee or, at its discretion, by an independent fair valuation vendor. At February 29, 2016, no securities were valued as determined by the Board of Directors.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2016 in valuing the Fund’s investments carried at fair value:

Security Classification (a)
Level 1
Common Stock - Israel (b)	$3,467,737
Common Stock – United States (b)	6,536,106
Partnerships – United States (b)	85,920
Short-Term Investments	8,941
Total Level 1	$10,098,704

Level 2	-

Level 3	-

Total Investments	$10,098,704

AMIDEXTM Funds, Inc.

NOTES TO THE SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

(a)	As of and during the nine month period ended February 29, 2016, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.
(b)	All common stocks and partnerships held in the Fund are Level 1 securities. For a detailed break-out of common stocks and partnerships by major industry classification, please refer to the Schedule of Investments.

The Fund recognizes transfers, if any, between fair value hierarchy levels at the reporting period end.  There were no transfers between levels as of February 29, 2016, from the valuation input levels used on May 31, 2015..

Foreign Currency Translation—Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Tax Matters—For U.S. Federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at February 29, 2016 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$ 8,308,743	$ 2,945,136	$ (1,155,175)	$ 1,789,961

The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and differing book/tax treatment of temporary book/tax differences due to the flow through income and deferred passive losses from limited partnerships for the Fund.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AMIDEX Funds, Inc.

By:	/s/Clifford A. Goldstein
Name:	Clifford A. Goldstein
Title:	President
Date:	April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Clifford A. Goldstein
Name:	Clifford A. Goldstein
Title:	President
Date:	April 28, 2016

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Chief Accounting Officer
Date:	April 28, 2016